Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Cayman and BVI	$ (2,322,496)	$ (2,777,778)
PRC	(5,179,544)	(293,935)
Loss before provision for income taxes	$ (7,502,040)	$ (3,071,713)